Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of major customers	The proportion of revenue by customer in each period is as follows:

	December 31,
	2022	2021	2020
	%	%	%
BMS (including Celgene)	77	80	85
Sanofi	16	—	—
GTA	—	13	3
Others	7	7	12
	100%	100%	100%

Disclosure of geographical areas
The Group’s non-current assets are held in the following geographies as at December 31, 2022:

	UK	Austria	Rest of the World	Total
	£’000	£’000	£’000	£’000
Goodwill	173	6,148	—	6,321
Other intangible assets, net	2,688	30,914	—	33,602
Property, plant and equipment, net	30,893	6,647	108	37,648
Right-of-use Assets	10,403	4,391	—	14,794
4.Operating segments (continued)
Information on non-current assets by geography (continued)
The Group’s non-current assets are held in the following geographies as at December 31, 2021:

	UK	Austria	Total
	£’000	£’000	£’000
Goodwill	173	5,812	5,985
Other intangible assets, net	2,670	33,660	36,330
Property, plant and equipment, net	8,086	654	8,740
Right-of-use Assets	4,975	179	5,154
By geographical market:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
United Kingdom	—	—	—
Rest of Europe	6,225	1,599	427
United States of America	20,998	22,197	9,245
Rest of the World	—	3,563	—
	27,223	27,359	9,672